World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	391,663,208.29	26,505
Yield Supplement Overcollateralization Amount at 12/31/14	4,905,957.53	0
Receivables Balance at 12/31/14	396,569,165.82	26,505
Principal Payments	17,407,955.62	1,100
Defaulted Receivables	753,602.94	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	4,560,380.48	0
Pool Balance at 01/31/15	373,847,226.78	25,365

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	40.23%

Prepayment ABS Speed	1.43%

Overcollateralization Target Amount	16,823,125.21
Actual Overcollateralization	16,823,125.21

Weighted Average APR	3.43%
Weighted Average APR, Yield Adjusted	4.28%
Weighted Average Remaining Term	42.31

Delinquent Receivables:
Past Due 31-60 days	6,342,196.09	458
Past Due 61-90 days	1,543,044.72	113
Past Due 91 + days	402,056.44	26
Total	8,287,297.25	597

Total 31+ Delinquent as % Ending Pool Balance	2.22%

Recoveries	463,252.98

Aggregate Net Losses/(Gains) - January 2015	290,349.96
Current Net Loss Ratio (Annualized)	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Flow of Funds	$ Amount

Collections	18,940,127.01
Advances	(10,518.86)
Investment Earnings on Cash Accounts	1,097.68
Servicing Fee	(330,474.30)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,600,231.53

Distributions of Available Funds
(1) Class A Interest	207,572.41
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	191,137.14
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,823,125.21
(7) Distribution to Certificateholders	1,360,545.59
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,600,231.53

Servicing Fee	330,474.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 01/15/15	374,038,363.92
Principal Paid	17,014,262.35
Note Balance @ 02/17/15	357,024,101.57

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-3
Note Balance @ 01/15/15	260,147,363.92
Principal Paid	17,014,262.35
Note Balance @ 02/17/15	243,133,101.57
Note Factor @ 02/17/15	90.0492969%

Class A-4
Note Balance @ 01/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	94,934,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	18,957,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	225,423.59
Total Principal Paid	17,014,262.35
Total Paid	17,239,685.94

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	138,745.26
Principal Paid	17,014,262.35
Total Paid to A-3 Holders	17,153,007.61

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2493924
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8233563
Total Distribution Amount	19.0727487

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5138713
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.0157865
Total A-3 Distribution Amount	63.5296578

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	11.23
Noteholders' Principal Distributable Amount	988.77

Account Balances	$ Amount

Advances
Balance as of 12/31/14	79,885.69
Balance as of 01/31/15	69,366.83
Change	(10,518.86)

Reserve Account
Balance as of 01/15/15	2,311,742.39
Investment Earnings	129.08
Investment Earnings Paid	(129.08)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39